Borrowings (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term borrowings	$ 45,324,000	$ 45,888,000	$ 27,138,000
Weighted average rate (in hundredths)	3.22%	3.09%	4.50%
Maximum borrowing capacity	90,000,000	90,000,000
Long-term Debt [Line Items]
Long-term borrowings	434,000,000	434,000,000	434,000,000
Weighted average rate	3.83%	3.82%	3.93%
FHLB, year of maturity	2016	2016
Year of maturity	2017	2017
Total debt	479,324,000	479,888,000	461,138,000
Percentage of carrying value of qualifying unencumbered mortgage loans (in hundredths)	75.00%	75.00%
Percentage of carrying value of qualifying home equity loans (in hundredths)	40.00%	40.00%
Percentage of carrying value of qualifying of over four-family loans (in hundredths)	60.00%	60.00%
FHLBC stock as collateral	20,200,000	20,200,000	21,700,000
FHLB, Chicago, Advances, Maturing 2016 [Member]
Long-term Debt [Line Items]
Long-term borrowings	220,000,000	220,000,000	220,000,000
FHLB, weighted average rate	4.34%	4.34%	4.34%
Number of Federal Home Loan Bank Advances	8	8
FHLB, interest rate, minimum	401.00%	4.01%
FHLB, interest rate, maximum	482.00%	4.82%
FHLB, Chicago, Advances, Maturing 2017 [Member]
Long-term Debt [Line Items]
Long-term borrowings	65,000,000	65,000,000	65,000,000
FHLB, weighted average rate	3.19%	3.19%	3.19%
Number of Federal Home Loan Bank Advances	3	3
FHLB, interest rate, minimum	309.00%	3.09%
FHLB, interest rate, maximum	346.00%	3.46%
FHLB, Chicago, Advances, Maturing 2018 [Member]
Long-term Debt [Line Items]
Long-term borrowings	65,000,000	65,000,000	65,000,000
FHLB, weighted average rate	2.97%	2.97%	2.97%
Number of Federal Home Loan Bank Advances	3	3
FHLB, interest rate, minimum	273.00%	2.73%
FHLB, interest rate, maximum	311.00%	3.11%
Repurchase Agreements Maturing 2018 [Member]
Long-term Debt [Line Items]
Long-term borrowings	$ 84,000,000	$ 84,000,000	$ 84,000,000
Weighted average rate	3.96%	3.96%	3.96%
Interest rate, minimum	289.00%	2.89%
Interest rate, maximum	431.00%	4.31%